DEPOSITS BY CUSTOMERS	12 Months Ended
Dec. 31, 2019
DEPOSITS BY CUSTOMERS
DEPOSITS BY CUSTOMERS

NOTE 15. DEPOSITS BY CUSTOMERS

The detail of the deposits as of December 31, 2019 and 2018 is as follows:

Deposits	December 31, 2019	December 31, 2018
In millions of COP
Saving accounts	66,914,834	59,635,379
Time deposits	63,635,078	56,853,141
Checking accounts	25,159,676	24,098,073
Other deposits	1,495,724	1,541,878
Total	157,205,312	142,128,471

The following table details the time deposits issued by the Bank:

Time deposits	Effective interest rate		December 31, 2019
Modality	Minimum	Maximum	Carrying Value	Fair value (1)
In millions of COP
Less than 6 months	0.10%	6.60%	8,611,317	8,608,691
Between 6 months and 12 months	0.10%	7.25%	8,267,750	8,287,504
Between 12 months and 18 months	0.25%	6.75%	9,458,863	9,534,399
Greater than 18 months	0.01%	13.50%	37,297,148	38,235,068
Total			63,635,078	64,665,662
(1)	See Note 30 Fair value of assets and liabilities.

Time deposits	Effective interest rate		December 31, 2018
Modality	Minimum	Maximum	Carrying Value	Fair value (1)
In millions of COP
Less than 6 months	0.10%	6.75%	9,549,206	9,554,429
Between 6 months and 12 months	0.25%	7.50%	5,572,051	5,577,962
Between 12 months and 18 months	0.25%	7.25%	7,323,840	7,368,860
Greater than 18 months	0.01%	13.50%	34,408,044	35,084,415
Total			56,853,141	57,585,666
(1)	See Note 30 Fair value of assets and liabilities.

The detail of Time deposits issued by the Bank by maturity is as follows:

December 31, 2019
Period	Carrying value	Fair value (1)
In millions of COP
Less than 1 year	44,458,114	44,993,854
Between 1 and 3 years	13,543,877	13,790,539
Between 3 and 5 years	3,578,910	3,669,471
Greater than 5 years	2,054,177	2,211,798
Total	63,635,078	64,665,662
(1)	See Note 30 Fair value of assets and liabilities.

December 31, 2018
Period	Carrying value	Fair value (1)
In millions of COP
Less than 1 year	37,911,658	38,216,970
Between 1 and 3 years	12,753,264	12,965,241
Between 3 and 5 years	4,559,122	4,663,087
Greater than 5 years	1,629,097	1,740,368
Total	56,853,141	57,585,666
(1)	See Note 30 Fair value of assets and liabilities.